Investment Strategy	Jan. 30, 2026
Lord Abbett Diversification Shares: Core Completion Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund will pursue its investment objective by investing in fixed income securities of various types. The Fund may invest in debt securities and securities issued by non-U.S. entities, including in emerging markets, and denominated in currencies other than the U.S. dollar.

The Fund generally may invest in the following types of debt securities:

● mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities, collateralized mortgage obligations and commercial mortgage-backed securities (“CMBS”);

● inflation-linked investments;

● loans, including bridge loans, novations, assignments, and participations;

● structured securities and collateralized loan obligations (“CLOs”);

● derivative instruments, including options, futures contracts, forward contracts, and swap agreements;

● repurchase agreements and reverse repurchase agreements;

● securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and

● corporate debt securities.

The Fund may invest in individual securities of any maturity or duration and in investment grade debt securities. Investment grade debt securities are securities that are rated within the four highest grades assigned by an independent rating agency such as Moody's Investors Service, Inc. (Aaa, Aa, A, Baa), S&P Global Ratings (AAA, AA, A, BBB), or Fitch Ratings (AAA, AA, A, BBB), or are unrated but determined by Lord Abbett to be of comparable quality.

The Fund may invest in floating or adjustable rate loans. The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-backed and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, securitized products, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value- oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team applies proprietary filters to this analysis to determine security selection, sector exposure, and term structure. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

The Fund is intended to be used as part of a broader investment program, and it is expected that the Fund will hold securities and use derivatives, including to hedge some of its investment risk, that the portfolio management team believes will help the overall investment program achieve its investment objective, but that the portfolio management team believes may be transacted in more efficiently through a collective vehicle, such as the Fund, than by each individual separately managed account in the investment program. The performance and objectives of the Fund should be evaluated only in the context of your complete investment program. The Fund is not designed to be a complete investment program or to be used as a standalone investment.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-backed and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, securitized products, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.
Lord Abbett Diversification Shares: Core Plus Completion Fund
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

Under normal conditions, the Fund will pursue its investment objective by investing in a variety of debt (or fixed-income) securities. The Fund may invest without limitation in high-yield debt securities (commonly referred to as “lower-rated” or “junk” bonds), which are bonds that are rated BB+/Ba1 or lower (at the time of purchase), or an equivalent short-term rating, as applicable, by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality. The Fund may invest in debt securities and securities issued by non-U.S. entities, including in emerging markets, and denominated in currencies other than the U.S. dollar.

The Fund generally may invest in the following types of debt securities:

● mortgage-backed, mortgage-related, and other asset-backed securities, including privately issued mortgage-related securities, collateralized mortgage obligations and commercial mortgage-backed securities (“CMBS”);

● inflation-linked investments;

● loans, including bridge loans, novations, assignments, and participations;

● structured securities and collateralized loan obligations (“CLOs”);

● derivative instruments, including options, futures contracts, forward contracts, and swap agreements;

● repurchase agreements and reverse repurchase agreements;

● securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities; and

● corporate debt securities.

The Fund may invest in Treasury Inflation Protected Securities (“TIPS”), which are U.S. Government bonds whose principal automatically is adjusted for inflation as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”), and other inflation-indexed securities issued by the U.S. Department of Treasury.

The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-backed and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, securitized products, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.

The Fund may use derivatives to hedge against risk or to gain investment exposure. Currently, the Fund expects to invest in derivatives consisting principally of futures, forwards, options, and swaps. The Fund may use derivatives to seek to enhance returns, to attempt to hedge some of its investment risk, to manage portfolio duration, as a substitute for holding the underlying asset on which the derivative instrument is based, or for cash management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures, other futures, and/or currency forwards to adjust the Fund’s exposure to the direction of interest rates, or for other portfolio management reasons.

The portfolio management team buys and sells securities using a relative value- oriented investment process, meaning the portfolio management team generally seeks more investment exposure to securities believed to be undervalued and less investment exposure to securities believed to be overvalued. The portfolio management team combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its topdown analysis, the portfolio management team evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The portfolio management team employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The portfolio management team may actively rotate sector exposure based on its assessment of relative value. The Fund engages in active and frequent trading of its portfolio securities.

The Fund may sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons. The Fund may deviate from the investment strategy described above for temporary defensive purposes. The Fund may miss certain investment opportunities if defensive strategies are used and thus may not achieve its investment objective.

The Fund is intended to be used as part of a broader investment program, and it is expected that the Fund will hold securities and use derivatives, including to hedge some of its investment risk, that the portfolio management team believes will help the overall investment program achieve its investment objective, but that the portfolio management team believes may be transacted in more efficiently through a collective vehicle, such as the Fund, than by each individual separately managed account in the investment program. The performance and objectives of the Fund should be evaluated only in the context of your complete investment program. The Fund is not designed to be a complete investment program or to be used as a standalone investment.

Strategy Portfolio Concentration [Text]	The Fund will not invest more than 25% of its total assets in any industry. For purposes of this restriction, the Fund does not consider mortgage-backed and mortgage-related securities, including commercial mortgage-backed securities and other privately issued mortgage-related securities, securitized products, and securities issued by the U.S. Government, its agencies and instrumentalities as representing interests in any particular “industry” or group of industries.